Expenses	6 Months Ended
Dec. 31, 2025
Expenses [Abstract]
Expenses
Note 3. Expenses

	6 months ended 31-Dec-25	12 months ended 30-Jun-25
	$'000	$'000
Impairment
Exploration expenditure written off	-	(37)

	6 months ended 31-Dec-25	12 months ended 30-Jun-25
	$'000	$'000
Other expenses
General and administration expenses	822	1,877
Consulting and professional costs	646	1,633
Depreciation and amortisation	177	277

Total other expenses	1,645	3,787